Other Non-current Assets (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
	Mar. 28, 2017	Jun. 30, 2017	Dec. 31, 2016	Jul. 31, 2016	Jul. 31, 2014
Other Non-current Assets
Other assets		$ 4,363	$ 5,274
Total		29,545	71,157
Proceeds from sale of notes receivable		6,236
Loss on sale of notes receivable		2,357
Available for sale securities at fair value and unrealized losses
Amortized cost basis		59,289
Fair value		25,182
Unrealized loss		34,107
ZIM notes
Other Non-current Assets
Held to maturity securities			40,232
Available for sale securities at fair value and unrealized losses
Amortized cost basis		41,279
Fair value		11,587
Unrealized loss		29,692
HMM notes
Other Non-current Assets
Available for sale securities		13,595
Held to maturity securities			25,651
Available for sale securities at fair value and unrealized losses
Amortized cost basis		18,010
Fair value		13,595
Unrealized loss		4,415
ZIM | Equity participation
Other Non-current Assets
Impairment loss at reporting date			28,700
ZIM | Notes
Other Non-current Assets
Equity participation ZIM			0
Impairment loss at reporting date			$ 700
ZIM | Notes | ZIM notes
Other Non-current Assets
Available for sale securities		11,587
ZIM | Unsecured 3% Series 1 ZIM Notes due 2023
Other Non-current Assets
Principal amount of unsecured notes received					$ 8,800
ZIM | Unsecured 5% Series 2 ZIM Notes due 2023
Other Non-current Assets
Principal amount of unsecured notes received					$ 41,100
HMM | Loan Notes 1 HMM
Other Non-current Assets
Principal amount of unsecured notes received				$ 32,800
Principal amount of Loan Notes sold	$ 13,000
Amortized costs	8,600
Proceeds from sale of notes receivable	$ 6,200
HMM | Loan Notes 1 HMM | Other income/(expenses), net
Other Non-current Assets
Loss on sale of notes receivable		$ 2,400
HMM | Loan Notes 2 HMM
Other Non-current Assets
Principal amount of unsecured notes received				$ 6,200